Schedule of Consolidated Financial Assets and Liabilities Measured at Fair Value (Details)	Jun. 30, 2023 USD ($)
Warrant [Member]
Short-Term Debt [Line Items]
Total	$ 1,174,229
Fair Value, Inputs, Level 1 [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Total
Fair Value, Inputs, Level 2 [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Total
Fair Value, Inputs, Level 3 [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Total	1,174,229
Convertible Debt [Member]
Short-Term Debt [Line Items]
Total	3,830,778
Convertible Debt [Member] | Fair Value, Inputs, Level 1 [Member]
Short-Term Debt [Line Items]
Total
Convertible Debt [Member] | Fair Value, Inputs, Level 2 [Member]
Short-Term Debt [Line Items]
Total
Convertible Debt [Member] | Fair Value, Inputs, Level 3 [Member]
Short-Term Debt [Line Items]
Total	$ 3,830,778